Financial Risk Management Activities - Maturities of Financial Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	$ 601	$ 562	$ 615
Gold and oil derivative contracts		9
Borrowings	2,601	2,752	3,087
USD
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	2,437	2,549	2,527
AUD
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	22	63	253
TZS
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	53	37
ZAR
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	89	103	307
Within one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	586	562	615
Gold and oil derivative contracts		9
Borrowings	802	133	137
Within one year | USD
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 790	$ 112	$ 98
Effective rate %	5.80%	5.80%	5.40%
Within one year | AUD
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 0	$ 7	$ 16
Effective rate %	2.30%	6.80%	5.10%
Within one year | TZS
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 6	$ 5
Effective rate %	12.50%	12.50%
Within one year | ZAR
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 6	$ 9	$ 23
Effective rate %	8.10%	9.00%	8.90%
Between one and two years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	$ 15	$ 0	$ 0
Gold and oil derivative contracts		0
Borrowings	185	836	343
Between one and two years | USD
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 132	$ 790	$ 145
Effective rate %	6.00%	5.80%	5.40%
Between one and two years | AUD
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 0	$ 7	$ 174
Effective rate %	2.30%	6.80%	5.10%
Between one and two years | TZS
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 47	$ 3
Effective rate %	12.50%	12.50%
Between one and two years | ZAR
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 6	$ 36	$ 24
Effective rate %	8.10%	9.00%	8.90%
Between two and five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	$ 0	$ 0	$ 0
Gold and oil derivative contracts		0
Borrowings	1,012	1,120	1,912
Between two and five years | USD
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 913	$ 1,025	$ 1,643
Effective rate %	6.10%	6.00%	5.50%
Between two and five years | AUD
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 22	$ 23	$ 25
Effective rate %	2.30%	6.80%	6.80%
Between two and five years | TZS
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 0	$ 29
Effective rate %	0.00%	12.50%
Between two and five years | ZAR
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 77	$ 43	$ 244
Effective rate %	8.10%	9.70%	9.10%
After five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	$ 0	$ 0	$ 0
Gold and oil derivative contracts		0
Borrowings	602	663	695
After five years | USD
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 602	$ 622	$ 641
Effective rate %	6.50%	6.50%	6.50%
After five years | AUD
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 0	$ 26	$ 38
Effective rate %	0.00%	6.80%	6.80%
After five years | TZS
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 0	$ 0
Effective rate %	0.00%	0.00%
After five years | ZAR
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 0	$ 15	$ 16
Effective rate %	0.00%	14.70%	15.50%